EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.0%

Argentina — 4.7%
Consumer Discretionary — 4.7%
Despegar.com*	82,733	$1,209,557
MercadoLibre*	56,000	76,085,520
Total Argentina		77,295,077

Brazil — 3.1%
Consumer Discretionary — 1.3%
Afya, Cl A*	44,015	1,030,391
B2W Cia Digital*	293,031	3,361,432
CVC Brasil Operadora e Agencia de Viagens*	277,195	1,321,809
GRUPO DE MODA SOMA*	255,900	740,979
Magazine Luiza*	3,733,400	14,521,062
		20,975,673

Information Technology — 1.8%
Locaweb Servicos de Internet*	595,300	2,994,883
Pagseguro Digital, Cl A*	249,300	12,243,123
StoneCo, Cl A*	233,722	15,418,640
		30,656,646
Total Brazil		51,632,319

China — 50.9%
Communication Services — 19.7%
Autohome ADR	26,323	2,028,714
Baidu ADR*	252,381	49,534,819
Bilibili ADR* (A)	242,025	25,940,239
BlueCity Holdings ADR* (A)	31,738	223,435
DouYu International Holdings ADR*	109,914	868,321
Fangdd Network Group ADR* (A)	76,715	239,351
iQIYI ADR* (A)	209,131	2,982,208
JOYY ADR	47,883	3,684,597
Momo ADR*	195,545	2,743,496
NetEase ADR	810,256	95,553,490
Qutoutiao ADR* (A)	224,437	484,784
Sogou ADR*	89,581	755,168
So-Young International ADR* (A)	96,191	942,672
Tencent Holdings*	1,761,792	136,535,191
Tencent Music Entertainment Group ADR*	197,194	3,103,834
Weibo ADR* (A)	40,253	2,046,462
		327,666,781

Consumer Discretionary — 21.3%
Alibaba Group Holding ADR* (A)	614,561	131,491,471
Baozun ADR* (A)	52,213	1,811,269
Dada Nexus ADR*	278,913	7,009,084
GSX Techedu ADR* (A)	56,826	1,053,554
JD.com ADR*	1,403,690	103,788,839
Pinduoduo ADR*	765,058	95,540,443
Trip.com Group ADR*	71,552	2,994,451
Vipshop Holdings ADR*	424,562	9,820,119
Yunji ADR* (A)	139,201	251,258
		353,760,488

Financials — 3.0%
360 DigiTech ADR*	102,346	2,872,852
Futu Holdings ADR* (A)	33,746	4,801,043
LexinFintech Holdings ADR* (A)	81,081	741,080
Lufax Holding ADR* (A)	3,345,788	40,785,156
		49,200,131

Health Care — 0.4%
Ping An Healthcare and Technology*	563,900	6,477,058

Industrials — 0.3%
51job ADR*	67,495	4,838,042

Information Technology — 2.5%
21Vianet Group ADR*	98,525	2,199,078
Kingdee International Software Group*	3,851,000	14,661,734
Kingsoft*	1,145,000	7,730,207
Kingsoft Cloud Holdings ADR* (A)	254,499	9,940,731
OneConnect Financial Technology ADR*(A)	479,513	6,933,758
		41,465,508

Real Estate — 3.7%
KE Holdings ADR*	1,184,582	61,467,960
Phoenix Tree Holdings ADR* (A)	179,833	—
		61,467,960
Total China		844,875,968

Germany — 2.0%
Consumer Discretionary — 2.0%
Delivery Hero*	229,563	31,110,076
Jumia Technologies ADR* (A)	83,680	2,442,619
Total Germany		33,552,695

Hong Kong — 10.9%
Communication Services — 1.6%
Alibaba Pictures Group*	17,850,000	2,391,806
China Literature*	490,400	5,206,334
Kuaishou Technology, Cl B*	614,200	15,858,491
Meitu*	2,975,500	736,064
NetDragon Websoft	280,000	808,091

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2021 (Unaudited) (continued)

Description	Shares	Fair Value

XD*	131,400	$1,024,248
		26,025,034

Consumer Discretionary — 7.6%
HengTen Networks Group* (A)	6,984,799	7,082,441
Koolearn Technology Holding*	306,500	497,571
Maoyan Entertainment* (A)	551,000	961,224
Meituan, Cl B*	3,344,200	114,266,809
Tongcheng-Elong Holdings*	1,030,000	2,766,927
		125,574,972

Financials — 0.4%
Yixin Group* (A)	2,549,500	821,201
ZhongAn Online P&C Insurance, Cl H* (A)	1,216,500	6,065,651
		6,886,852

Health Care — 0.8%
Alibaba Health Information Technology*	5,634,000	13,951,618

Information Technology — 0.5%
China Youzan*	19,580,000	4,036,333
Weimob* (A)	1,397,000	3,095,845
Yeahka* (A)	217,600	1,390,576
		8,522,754
Total Hong Kong		180,961,230

India — 0.6%
Communication Services — 0.4%
Info Edge India*	96,638	5,951,956
Just Dial*	47,242	601,298
		6,553,254

Consumer Discretionary — 0.1%
MakeMyTrip*	65,161	1,791,928

Information Technology — 0.1%
Route Mobile	80,134	1,896,922
Total India		10,242,104

Netherlands — 3.6%
Consumer Discretionary — 3.6%
Prosus	582,341	60,190,559
Total Netherlands		60,190,559

Poland — 0.5%
Consumer Discretionary — 0.5%
Allegro.eu*	537,310	8,539,273
Total Poland		8,539,273

Russia — 3.1%
Communication Services — 2.1%
Mail.Ru Group GDR*	290,551	6,700,106
Yandex, Cl A*	429,133	28,983,643
		35,683,749

Consumer Discretionary — 0.9%
Ozon Holdings ADR* (A)	267,564	14,199,622

Industrials — 0.1%
HeadHunter Group ADR	36,219	1,491,136

Information Technology — 0.0%
QIWIADR(A)	71,783	788,895
Total Russia		52,163,402

South Africa — 6.6%
Communication Services — 0.3%
MultiChoice Group	466,960	4,630,563

Consumer Discretionary — 6.3%
Naspers, Cl N	477,492	105,145,046
Total South Africa		109,775,609

South Korea — 6.8%
Communication Services — 6.6%
AfreecaTV	10,394	890,941
Com2uSCorp	10,910	1,295,153
Kakao	322,314	35,257,158
Kakao Games*	47,344	2,211,622
NAVER	167,756	53,847,976
NCSoft	18,691	14,278,429
NHN*	12,330	802,616
Webzen*	20,504	589,217
		109,173,112

Consumer Discretionary — 0.1%
CJ ENM	13,236	1,858,475

Information Technology — 0.1%
Cafe24*	19,471	533,345
Kginicis	21,259	417,441
		950,786
Total South Korea		111,982,373

Taiwan — 0.2%
Consumer Discretionary — 0.2%
momo.com	68,000	3,064,112
PChome Online	128,000	463,726
Total Taiwan		3,527,838

Thailand — 3.4%
Communication Services — 3.4%
Sea ADR*	222,360	56,310,446
Total Thailand		56,310,446

United Arab Emirates — 0.2%
Communication Services — 0.2%
Yalla Group ADR* (A)	165,938	2,583,655
Total United Arab Emirates		2,583,655

EMQQ The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

May 31, 2021 (Unaudited) (concluded)

Description	Shares	Fair Value

United Kingdom — 1.2%
Financials — 1.2%
TCS Group Holding GDR	255,783	$19,183,725
Total United Kingdom		19,183,725

United States — 1.2%
Consumer Discretionary — 0.4%
Coupang, Cl A* (A)	180,692	7,370,427

Information Technology — 0.8%
Tuya ADR* (A)	581,012	13,862,946

Total United States		21,233,373

Total Common Stock
(Cost $1,290,787,022)		1,644,049,646

SHORT-TERM INVESTMENT — 7.2%

United States — 7.2%
Invesco Government & Agency Portfolio, Cl Institutional, 0.010%, (B) (C)	120,015,528	120,015,528

Total Short-Term Investment
(Cost $120,015,528)		120,015,528

Total Investments in Securities-106.2%
(Cost $1,410,802,550)		$1,764,065,174

Percentages are based on net assets of $1,661,719,151.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at May 31, 2021. The total value of securities on loan at May 31, 2021 was $116,815,875.

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2021 was $120,015,528.

(C)	The rate shown is the 7-day effective yield as of May 31, 2021.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$77,295,077	$—	$—	$77,295,077
Brazil	51,632,319	—	—	51,632,319
China	844,875,968	—	—	844,875,968
Germany	33,552,695	—	—	33,552,695
Hong Kong	180,961,230	—	—	180,961,230
India	10,242,104	—	—	10,242,104
Netherlands	60,190,559	—	—	60,190,559
Poland	8,539,273	—	—	8,539,273
Russia	52,163,402	—	—	52,163,402
South Africa	109,775,609	—	—	109,775,609
South Korea	111,393,156	589,217	—	111,982,373
Taiwan	3,527,838	—	—	3,527,838
Thailand	56,310,446	—	—	56,310,446
United Arab Emirates	2,583,655	—	—	2,583,655
United Kingdom	19,183,725	—	—	19,183,725
United States	21,233,373	—	—	21,233,373
Short-Term Investment United States	120,015,528	—	—	120,015,528
Total Investments in Securities	$1,763,475,957	$589,217	$—	$1,764,065,174

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements.

EMQ-QH-001-1400